Accrued Expenses and Current Liabilities - Schedule of Accrued Expenses and Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Current Liabilities [Abstract]
Accrued expenses	$ 12,410	$ 10,789
Government authorities	3,225	3,477
Warranty provision	445	1,052
Provision for returns	1,225	1,243
Total	$ 17,305	$ 16,561